Schedule of other reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2021	€ 52,342	€ 45,756
Currency translation differences	(2,877)	2,438
Defined benefit plan actuarial gains	205	(78)
- value of services	2,632	4,012
Purchase/sale of treasury shares	209	215
Balance as at December 31, 2021	52,512	52,342
Other regulated reserves [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2021	52,820	52,820
Currency translation differences
Defined benefit plan actuarial gains
- value of services
Purchase/sale of treasury shares
Balance as at December 31, 2021	52,820	52,820
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2021	(2,474)	(4,836)
Currency translation differences	(2,877)	2,438
Defined benefit plan actuarial gains	205	(78)
- value of services
Purchase/sale of treasury shares
Balance as at December 31, 2021	(5,146)	(2,474)
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2021	(898)	(1,112)
Currency translation differences
Defined benefit plan actuarial gains
- value of services
Purchase/sale of treasury shares	253	215
Balance as at December 31, 2021	(645)	(898)
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2021	12,368	8,357
Currency translation differences
Defined benefit plan actuarial gains
- value of services	2,632	4,012
Purchase/sale of treasury shares
Balance as at December 31, 2021	15,000	12,368
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2021	(9,474)	(9,474)
Currency translation differences
Defined benefit plan actuarial gains
- value of services
Purchase/sale of treasury shares	(43)
Balance as at December 31, 2021	€ (9,517)	€ (9,474)